Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Financing [Abstract]
Schedule of Loans and Financing	There were no breaches of financial covenants during the reporting period.
	Average			Payment terms /	Current		Non-current
Type	annual interest rate	Currency	Index	non-current debt	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Foreign currency
ACC - Advances on exchange contracts	5.94%	USD	—	2025	—	1,015,010	—	—
Prepayment	5.69%	USD	SOFR	2025 - 27	—	100,296	—	—
FINIMP – Import Financing	6.03%	USD and EUR	Euribor	2025	—	614	—	—
Working capital - Dollar	3.99%	USD	SOFR	2030	9,859	6,238	1,832	2,223
CRA - Agribusiness Credit Receivable Certificates	5.36%	USD	—	2029	712	719	65,478	65,189
CRA - Agribusiness Credit Receivable Certificates	5.30%	USD	—	2029	510	—	18,788	—
CRA - Agribusiness Credit Receivable Certificates	5.49%	USD	—	2035	518	—	20,024	—
Export credit note	4.94%	USD	SOFR	2026	254,903	102,367	—	—
Others	6.84%	Several	Several	Several	1,026	3,584	1,967	1,691
					267,528	1,228,828	108,089	69,103
Local currency
FINAME	6.00%	BRL	—	2025	—	5	—	—
Notes 2.50% JBS Lux 2027	2.50%	USD	—	2027	1,207	11,458	105,257	990,319
Notes 5.13% JBS Lux 2028	5.13%	USD	—	2028	—	19,085	—	889,288
Notes 6.5% JBS Lux 2029	6.50%	USD	—	2029	—	934	—	69,842
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	7,350	7,399	591,547	588,860
Notes 5.50% JBS Lux 2030	5.50%	USD	—	2030	—	31,312	—	1,241,293
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	1,438	1,489	489,565	488,985
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	3,667	3,750	984,999	982,670
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	15,998	16,096	957,352	955,546
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	23,356	23,621	1,630,496	1,626,266
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	29,387	30,068	1,487,988	1,485,757
Notes 5,95% JBS USA 2035	5.95%	USD	—	2035	11,404	—	987,336	—
Notes 5,50% JBS Lux 2036	5.50%	USD	—	2036	33,611	—	1,231,402	—
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	16,078	16,188	888,144	887,691
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	7,826	8,106	1,526,891	1,526,099
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	7,975	8,038	883,791	883,217
Notes 6.38% JBS USA 2055	6.38%	USD	—	2055	16,469	—	730,804	—
Notes 6.25% JBS Lux 2056	6.25%	USD	—	2056	38,194	—	1,235,094	—
Notes 6.38% JBS Lux 2066	6.38%	USD	—	2066	31,167	—	984,113	—
Notes 4.25% PPC 2031	4.25%	USD	—	2031	6,955	7,577	787,139	844,203
Notes 3.50% PPC 2032	3.50%	USD	—	2032	10,320	10,413	892,925	892,253
Notes 6.25% PPC 2033	6.25%	USD	—	2033	28,508	30,285	910,910	966,001
Notes 6.88% PPC 2034	6.88%	USD	—	2034	4,201	4,201	487,594	486,078
Working capital - Euros	2.15%	EUR	Euribor	2026 - 28	38,159	21,789	14,343	8,684
Working capital - Pounds	5.65%	GBP	—	2026	9,557	—	—	—
Export credit note	13.48%	BRL	CDI	2025 - 30	—	858	—	847
CDC - Direct Consumer Credit	16.33%	BRL	—	2026	907	9,346	—	815
Livestock financing	9.00%	BRL	—	2035	211	—	10,904	—
Livestock financing - Pre	14.90%	BRL	CDI	2026	114,282	341,493	—	—
Livestock financing	14.90%	BRL	CDI	2026	410	—	—	—
CRA - Agribusiness Receivables Certificate	15.70%	BRL	CDI	2028	2,319	1,522	51,912	46,128
CRA - Agribusiness Receivables Certificate	7.03%	BRL	IPCA	2029 - 65	26,262	9,893	2,138,931	1,172,172
PPC Term Loan Revolving Credit Facility	3.50%	USD	—	—	33,701	—	—	—
Commercial Paper	5.10%	—	—	2025	—	202,144	—	—
Others	4.52%	Several	Several	—	44,638	38,327	139,957	140,454
					565,557	855,397	20,149,394	17,173,468
					833,085	2,084,225	20,257,483	17,242,571

Schedule of Non-Current Portion of the Principal Payment of Loans and Financing

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	December 31, 2025	December 31, 2024
2026	—	37,853
2027	137,161	1,008,400
2028	111,955	982,940
2029	645,008	705,753
2030	149,450	1,365,829
Maturities after 2030	19,213,909	13,141,796
	20,257,483	17,242,571

Schedule of Debt Covenant Restrictions

The Group was in compliance with all of its financial covenant restrictions at December 31, 2025.

Type	Issuer and guarantors	Covenants / Guarantees	Events of default
JBS USA Revolving Credit Facility	Issuer: -JBS N.V.; -JBS USA Food Company Holdings; -JBS Australia Pty. Ltd.; -JBS Food Canada ULC. . Guarantors: The Issuers

Usual and customary for investment grade facilities of this type and subject to customary exceptions, but limited to: (i) incurrence of “priority debt”, (ii) liens; (iii) fundamental changes, (iv) sale lease-backs, (v) sales of all or substantially all of the assets of the Borrowers and their subsidiaries, (vi) changes in line of business and (vii) changes in fiscal year.

The credit agreement also requires compliance with a minimum interest coverage ratio of 3.0:1.0 (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all US assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the Revolving Credit Facility shall be limited to collateral coverage and there shall be limitations on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.

The facility contains customary events of default. (1)
Type	Issuer and guarantors	Covenants / Guarantees	Events of default

Notes 2.50%

JBS Lux 2027

Notes 5,13%

JBS Lux 2028

Notes 6,50%

JBS Lux 2029

Notes 3,00%

JBS Lux 2029

Notes 5,50%

JBS Lux 2030

Notes 3.75%

JBS Lux 2031

Notes 3,00%

JBS Lux 2032

Notes 3.63%

JBS Lux 2032

Notes 5,75%

JBS Lux 2033

Notes 6,75%

JBS Lux 2034

Notes 5,95%

JBS USA 2035

Notes 5,50%

JBS Lux 2036

Notes 4,38%

JBS Lux 2052

Notes 6,50%

JBS Lux 2052

Notes 7,25%

JBS Lux 2053

Notes 6,38%

JBS USA 2055

Notes 6,25%

JBS Lux 2056

Notes 6,38%

JBS Lux 2066

	Issuer: -JBS N.V.; -JBS USA Food Company Holdings; -JBS Australia Pty. Ltd.; -JBS Food Canada ULC.	These notes contain restrictive covenants applicable to the Group including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.	The notes customary events of default.(1)
Type	Issuer and guarantors	Covenants / Guarantees	Events of default
Notes 4,25% PPC 2031 Notes 3,50% PPC 2032 Notes 6,25% PPC 2033 Notes 6,88% PPC 2034	Issuer: -Pilgrim’s Pride Corporation. Guarantor: -Pilgrim’s Pride Corporation of West Virginia, Inc.;

All notes issued constitute senior unsecured obligations and share a common contractual structure. Interest is payable on a semiannual basis, and the notes bear fixed coupon rates that remain in effect until their respective maturities, unless subject to a step-up mechanism linked to sustainability targets. In general, the notes provide for optional early redemption at the issuer’s discretion, typically subject to the payment of a make-whole premium or, in the case of longer-dated series, pursuant to customary call option provisions.

These notes contain restrictive covenants applicable to the Issuer and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.

The notes customary events of default.(1)
PPC Revolving Credit Facility	Borrowers: -Pilgrim’s Pride Corporation; -To-Ricos Ltd.; -To-Ricos Distribution, LTD.

On October 4, 2023, PPC and certain of its subsidiaries entered into an unsecured Revolving Credit Agreement with CoBank, ACB as administrative agent and other involved lenders that replaced the 2021 U.S. Credit Facility. The credit agreement increased its availability under the revolving loan commitment from US$800.0 million to US$850.0 million, in addition to changes to clauses and the extension of the maturity date from August 2026 to October 2028.

The RCF (Revolving Credit Facility) also requires compliance with a minimum interest coverage ratio of 3.50:1.00 (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all U.S. assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the RCF shall be limited to collateral coverage, may be subject to a minimum fixed charge coverage ratio if utilization is above 80% and there shall be limitation on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions, and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.

The facility also contains customary events of default. (1)
Type	Issuer and guarantors	Covenants / Guarantees	Events of default
Moy Park Holdings (Europe) Limited Revolving Credit Facility

Borrowers:

-Moy Park Limited;

-Pilgrim’s Pride Limited;

-Pilgrim’s Food Masters UK Limited;

- Pilgrim’s Food Masters Ireland Limited;

- Pilgrim’s Shared Services Limited.

Guarantors:

- Moy Park Limited;

- Moy Park Holidings (Europe) Limited;

- Consumer Foods Van Sales Limited;

- Onix Investments UK Limited;

- Rollover Limited;

- Oakhouse Limited;

- Attleborough Foods Limited;

- Noon Products Limited;

- Spurway Foods Limited;

- Pilgrim’s Pride Limited.

The RCF requires compliance with a minimum interest coverage ratio of 3.00:1.00 and Leverage ratio shall not exceed 3.00:1.00 as applicable to borrowers.

Customary covenants that may limit Moy Park Holdings (Europe) Limited ability and the ability of Borrowers or Guarantors to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the company;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)
Primo ANZ credit facility

Borrowers:

- Primo Foods Pty Ltd.

Guarantors:

- Industry Park Pty Ltd;

-Primo Foods Pty Ltd;

-Australian Consolidated Food Holdings Pty Limited; -Australian Consolidated Food Investments Pty Limited;

-Primo Group Holdings Pty Limited;

-Primo Meats Pty Ltd;

-Hans Continental Smallgoods Pty Ltd;

-P& H Investments 1 Pty Ltd;

-Hunter Valley Quality Meats Pty Limited;

-Seven Point Pork Pty Ltd;

-P&H Investments 2 Pty Ltd;

-Primo Retail Pty Ltd;

-Primo Meats Admin Pty Ltd;

-Premier Beehive Holdco Pty Ltd;

-Premier Beehive NZ.

Customary covenants that may limit Primo’s ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)
Type	Issuer and guarantors	Covenants / Guarantees	Events of default
Huon credit facility

Borrowers:

Huon Aquaculture Group Limited

Guarantors:

-Industry Park Pty Ltd;

-Huon Aquaculture Group Limited;

-Huon Aquaculture Company Pty Ltd;

-Springs Smoked Seafoods Pty Ltd;

-Springfield Hatcheries Pty Ltd;

-Huon Ocean Trout Pty Ltd;

-Meadow Bank Hatchery Pty Ltd;

-Morrison’s Seafood Pty Ltd;

-Southern Ocean Trout Pty Ltd;

-Huon Shellfish Co Pty Ltd;

-Spring Smoked Salmon Pty Ltd;

-Huon Salmon Pty Ltd;

-Huon Smoked Salmon Pty Ltd;

-Huon Smoked Seafoods Pty Ltd;

-Huon Seafoods Pty Ltd;

-Huon Tasmanian Salmon Pty Ltd.

Customary covenants that may limit Huon’s ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)
Credit facility JBS Australia & Rivalea

Borrowers:

-JBS Australia Pty Limited;

-Rivalea (Australia) Pty Ltd.

Guarantors:

-JBS Australia Pty Limited;

-Diamond Valley Pork Pty Ltd;

-Oxdale Dairy Enterprise Pty Ltd;

-Rivalea (Australia) Pty Ltd; Industry Park Pty Ltd.

Customary covenants that may limit JBS Australia´s and Rivalea’s ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)
Type	Issuer and guarantors	Covenants / Guarantees	Events of default
Credit facility	Borrowers: -Andrews Meat Industries Pty Ltd.

Customary covenants that may limit JBS AMI ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)
Credit facility	Borrowers: -White Stripe Foods Pty Ltd.

Customary covenants that may limit JBS WSF ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group.

The facility also contains customary events of default. (1)
Credit facility Mexico	Borrowers: Pilgrim’s Pride, S. de R.L. de C.V. Guarantors: Avícola Pilgrim’s Pride de México, S.A. de C.V.	Customary covenants that may limit the Borrower´s ability to realize new investments and be a guarantor for third party loans, change the general nature of the core business of the company or line of business and initiate the liquidation process. These limitations are subject to certain exceptions, which may be material	The facility also contains customary events of default. (1)
Commercial Paper	Issuer: - JBS N.V.; - JBS USA Food Company Holdings (JBS USA); - JBS USA Foods Group Holdings, Inc. (JBS USA).	On December 10, 2024, the Group began issuing commercial paper allowing us to borrow funds for up to 397 days at competitive interest rates which vary based on the term of the notes. As of December 31, 2024, outstanding borrowings were $202.1 million, net of the related discount on issuance. The weighted average interest rate on the commercial paper outstanding was 5.1% with maturities of less than 30 days.	The facility also contains customary events of default. (1)
8° issuance of debentures CRA 9° issuance of debentures CRA 10° issuance of debentures CRA 11° issuance of debentures CRA	Borrowers: JBS S.A

Standard contractual restrictions that may limit the Group’s ability, among other things, to:

-create liens;

-sell or transfer to third parties all or substantially all assets;

-carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties;

-pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture

The facility contains customary events of default. (1)
1° issuance of Agribusiness Receivables Certificate (CRA)	Borrowers: Seara Alimentos Ltda. Guarantors: JBS S.A

Standard contractual restrictions that may limit the Group’s ability, among other things, to:
-create liens;
-sell or transfer to third parties all or substantially all assets;
-carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties;
-pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture

The facility contains customary events of default. (1)
2° issuance of Agribusiness Receivables Certificate (CRA)
3° issuance of Agribusiness Receivables Certificate (CRA)
4° issuance of Agribusiness Receivables Certificate (CRA)	Borrowers: Seara Alimentos Ltda. Guarantors: JBS S.A JBS N.V.

Standard contractual restrictions that may limit the Group's ability, among other things, to:

-create liens;

-sell or transfer to third parties all or substantially all assets;

-carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties;

-pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture

The facility contains customary events of default. (1)

Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities

16.6 Reconciliation of movement of liabilities to cash flows arising from financing activities

	Margin cash withdrawals/ investments	Loans and financing	Lease liabilities	Derivatives paid/received	Profit reserves/Other liabilities	Non- controlling interests	Total
Balance at January 1, 2025	136,554	(19,326,796)	(1,734,029)	(181,598)	(4,174,474)	(1,039,899)	(26,320,242)
Change in margin cash	16,576	—	—	—	—	—	16,576
Proceeds from loans and financing	—	(10,087,277)	—	—	—	—	(10,087,277)
Repayments of loans and financing	—	8,752,762	—	—	—	—	8,752,762
Lease payments	—	—	432,516	—	—	—	432,516
Payments on derivatives	—	—	—	86,767	—	—	86,767
Dividends paid/Share repurchases	—	—	—	—	2,213,129	—	2,213,129
Dividends paid to non-nontrolling interests	—	—	—	—	—	357,452	357,452
Net cash from financing activities	16,576	(1,334,515)	432,516	86,767	2,213,129	357,452	1,771,925

Foreign exchange effect	17,371	(217,186)	—	—	—	—	(199,815)
Interest expense	—	(1,287,124)	(104,257)	(215,347)	—	—	(1,606,728)
Interest paid	—	1,069,783	50,331	—	—	—	1,120,114
Other non-cash movements	(10,939)	5,270	(411,846)	194,999	473,996	(136,763)	114,717
Balance at December 31, 2025	159,562	(21,090,568)	(1,767,285)	(115,179)	(1,487,349)	(819,210)	(25,120,029)

	Margin cash withdrawals/ investments	Loans and financing	Lease liabilities	Derivatives paid/received	Profit reserves/Other liabilities	Non- controlling interests	Total
Balance at January 1, 2024	132,461	(19,999,137)	(1,841,227)	(56,456)	(3,587,219)	(682,742)	(26,034,320)
Change in margin cash	(20,099)	—	—	—	—	—	(20,099)
Proceeds from loans and financing	—	(2,976,300)	—	—	—	—	(2,976,300)
Repayments of loans and financing	—	2,990,311	—	—	—	—	2,990,311
Lease payments	—	—	417,752	—	—	—	417,752
Payments on derivatives	—	—	—	231,969	—	—	231,969
Dividends paid/Share repurchases	—	—	—	—	759,301	—	759,301
Dividends paid to non-nontrolling interests	—	—	—	—	—	11,910	11,910
Net cash from financing activities	(20,099)	14,011	417,752	231,969	759,301	11,910	1,414,844

Foreign exchange effect	(34,813)	548,126	182,777	18,902	—		714,992
Interest expense	—	(1,155,157)	(104,177)	(502,644)	—	—	(1,761,978)
Interest paid	—	1,265,361	55,346	—	—	—	1,320,707
Other non-cash movements	59,005	—	(444,500)	126,631	(1,346,556)	(369,067)	(1,974,487)
Balance at December 31, 2024	136,554	(19,326,796)	(1,734,029)	(181,598)	(4,174,474)	(1,039,899)	(26,320,242)

	Margin cash withdrawals/ investments	Loans and financing	Lease liabilities	Derivatives paid/received	Profit reserves/Other liabilities	Non- controlling interests	Total
Balance at January 1, 2023	130,209	(17,700,148)	(1,721,833)	1,267	(4,264,534)	(645,970)	(24,201,009)
Change in margin cash	26,602	—	—	—	—	—	26,602
Proceeds from loans and financing	—	(9,035,710)	—	—	—	—	(9,035,710)
Repayments of loans and financing	—	7,091,698	—	—	—	—	7,091,698
Lease payments	—	—	428,745	—	—	—	428,745
Payments on derivatives	—	—	—	12,745	—	—	12,745
Dividends paid/Share repurchases	—	—	—	—	447,979	—	447,979
Dividends paid to non-nontrolling interests	—	—	—	—	—	5,859	5,859
Net cash from financing activities	26,602	(1,944,012)	428,745	12,745	447,979	5,859	(1,022,082)

Foreign exchange effect	2,679	(278,236)	3,186	(91,568)	—		(363,939)
Interest expense	—	(1,112,972)	(73,463)	82,929	—	—	(1,103,506)
Interest paid	—	1,035,995	(73,798)	—	—	—	962,197
Other non-cash movements	(27,029)	236	(404,064)	(61,829)	229,336	(42,631)	(305,981)
Balance at December 31, 2023	132,461	(19,999,137)	(1,841,227)	(56,456)	(3,587,219)	(682,742)	(26,034,320)